INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

NOTE 14 - INCOME TAXES

The Corporation was re-domiciled to the Bahamas in 2015. The substantial portion of our operations are generated out of our executive offices in the Bahamas which has no corporate income taxes.

The effect of the re-domiciliation from Canada to the Bahamas resulted in the expiration of several tax attributes relative to our prior operations in Canada including Canadian research tax credit carry forwards and Canadian loss carry forwards. Canadian research tax credit carryforwards and Canadian loss carry-forwards expired upon determination of the re-domiciliation by the Canadian federal government amount to $1,686,270 and $55,850,632, respectively. Nymox recorded USD$113,000 Canadian tax refund as other income in 2022.

Nymox recognized no provision (recovery) for federal income taxes for the years ended December 31, 2022, 2021 and 2020.

The following table is a reconciliation of effective tax rate:

In Thousands of US Dollars
Description	2022	2021	2020
Net loss for the year, before income taxes	$(6,576)	$(12,537)	$(11,738)
Net loss attributable to the Bahamas	(5,914)	(11,781)	(11,012)
Net loss attributable the United States	(662)	(756)	(725)
Domestic tax rate applicable to the Corporation	21%	21%	21%
Income taxes at domestic tax statutory rate	(139)	(159)	(152)
Change in valuation allowance	139	159	152
Deferred tax provision (recovery)	$-	$-	$-

As of December 31, 2022, 2021 and 2020, deferred tax assets not recognized were as follows:

In Thousands of US Dollars
Description	2022	2021	2020
Tax loss carry forward	$1,433	$1,404	$1,386
Patents capitalized and amortized for tax purposes	-	0	-
Unrecognized deferred tax assets	$1,433	$1,404	$1,386

Deferred tax assets have not been recognized in respect to these items because it is not probable that future taxable profit will be available against which the Corporation can utilize the benefits therefrom. The generation of future taxable profit is dependent on the successful commercialization of the Corporation’s products and technologies.

The amount of net operating loss carry-forwards for US Federal income tax purposes is USD$6,823,000 and can be used against future profits indefinitely to a maximum of 80% of annual taxable income, if the corporation is successful in commercializing our products.